Principal Accounting Policies (Revenue Recognition) (Narrative) (Details) (CNY) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue Recognition [Line Items]
Overseas game revenues	274.9	229.9	104.6
Advertising revenues	18.6	56.0	59.1
Shengqu [Member]
Revenue Recognition [Line Items]
Applicable business tax rate	5.00%
Value added tax rate	6.00%
Lansha [Member]
Revenue Recognition [Line Items]
Applicable business tax rate	5.00%
Value added tax rate	6.00%
PRC Subsidiaries [Member] | Maximum [Member]
Revenue Recognition [Line Items]
Applicable business tax rate	5.00%
Value added tax rate	17.00%
PRC Subsidiaries [Member] | Minimum [Member]
Revenue Recognition [Line Items]
Applicable business tax rate	3.00%
Value added tax rate	3.00%